SHORT-TERM AND LONG-TERM DEBT	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Short-Term and Long-Term Debt	SHORT-TERM AND LONG-TERM DEBT
Short and long-term debt for the company as of December 31, 2021 and 2020, is detailed in the table below:

(in thousands of $)	2021	2020
U.S. dollar denominated floating rate debt
$250 Million Term Loan Facility	220,313	232,813
$50 million term loan under $100 Million Facility	44,080	46,711
Flex Rainbow Sale and Leaseback	131,906	139,781
$629 Million Term Loan Facility	613,512	513,200
Flex Amber Sale and Leaseback	147,712	156,400
Total U.S. dollar floating rate debt	1,157,523	1,088,905

U.S. dollar denominated fixed rate debt
Hyundai Glovis Sale and Charterback	271,381	283,643
Flex Volunteer Sale and Leaseback	159,448	—
Total U.S. dollar denominated fixed rate debt	430,829	283,643

U.S. dollar denominated revolving credit facilities
$70 million revolving tranche under $100 Million Facility	64,080	46,711
Total U.S. dollar denominated revolving credit facilities	64,080	46,711

Total debt	1,652,432	1,419,259
Less
Current portion of debt	(85,879)	(68,340)
Long-term portion of debt issuance costs	(14,606)	(13,906)
Long-term debt	1,551,947	1,337,013
Capital commitments relating to our long-term debt obligations as of December 31, 2021 as detailed in the table below:

(in thousands of $)
2022	85,879
2023	86,965
2024	363,354
2025	329,314
2026	79,716
Thereafter	707,204
Total	1,652,432
Flex Rainbow Sale and Leaseback
In July 2018, the Company, through its wholly-owned subsidiary, Flex LNG Rainbow Ltd., which owned the Flex Rainbow, entered into a sale leaseback transaction (the "Flex Rainbow Sale and Leaseback"), for the vessel with a Hong Kong-based lessor for a lease period of 10 years. The gross sales price under the lease was $210 million, of which $52.5 million represented advance hire for the 10 years lease period. The agreement includes fixed price purchase options, whereby we have the option to re-purchase the vessel at or after the second anniversary of the agreement, and on each anniversary thereafter, until the end of the lease period. The bareboat rate payable under the lease has a fixed element, treated as principal repayment, and a variable element based on LIBOR plus a margin of 3.50% per annum calculated on the outstanding under the lease. The facility includes a covenant that requires us to provide additional security, by way of a deposit, as necessary to maintain the fair market value of the vessel at not less than a specified percentage of the principal amount outstanding under the lease. As of December 31, 2021, the net outstanding balance under the lease was $131.1 million (2020: $138.8 million).
$250 Million Term Loan Facility
In April 2019, the Company, through two of its vessel owning subsidiaries, entered into a $250 million secured term loan facility (the "$250 Million Term Loan Facility") with a syndicate of banks for the part financing of Flex Constellation and Flex Courageous. The first $125 million tranche was drawn in June 2019 upon delivery of the Flex Constellation, and the remaining $125 million tranche was drawn in August 2019 upon delivery of the Flex Courageous. The facility has a term of five years from delivery of the last vessel, Flex Courageous, and bears interest at LIBOR plus a margin of 2.35% per annum. As of December 31, 2021, the net outstanding balance under the facility was $219.2 million (2020: $230.9 million). The facility includes various financial covenants, as described below.
$100 Million Facility
In July 2019, the Company, through one of its vessel owning subsidiaries, entered into a $100 million term loan and revolving credit facility (the "$100 Million Facility") with a syndicate of banks to refinance the vessel, Flex Ranger. The facility was divided into a $50 million term loan and a $50 million revolving credit facility. The full amount of $100 million was drawn on July 19, 2019, and the proceeds were used to prepay the outstanding balance of $99.8 million relating to the Flex Ranger under the existing $315 million secured term loan facility (the "$315 Million Term Loan Facility"). The facility has a term of five years and bears interest of LIBOR plus a margin of 2.25% per annum. The facility includes various financial covenants, as described below.
In March 2021, the Company signed an addendum to the $100 Million Facility, whereby the revolving tranche under the facility was increased by $20 million. The $20 million increase is non-amortizing and bears interest at LIBOR plus a margin of 2.25% per annum for any drawn amounts.

As of December 31, 2021, the net outstanding balance under the facility was $108.1 million (2020: $93.3 million). The revolving tranche under the facility was fully drawn.

Hyundai Glovis Sale and Charterback
In April 2019, the Company, through two of its vessel owning subsidiaries, entered into sale and time charter agreements with Hyundai Glovis Co. Ltd. ("Hyundai Glovis") for the vessels Flex Endeavour and Flex Enterprise (the "Hyundai Glovis Sale and Charterback"). The transactions were executed at the end of July 2019, whereby the vessels were sold for a gross consideration of $210 million per vessel, with a net consideration of $150 million per vessel adjusted for a non-amortizing and non-interest bearing seller's credit of $60 million per vessel. The vessels have been chartered back on a time-charter basis to the vessel owning subsidiaries for a period of ten years. The agreements include fixed price purchase options, whereby the Company will have annual options to acquire the vessels during the term of the time-charters with the first option exercisable on the third anniversary of closing of the transactions and the last option at expiry of the ten years charter periods. At the end of the ten years charter periods, Hyundai Glovis will have the right to sell the vessels back to the Company for a net consideration of $75 million per vessel, net of the $60 million seller's credit per vessel. As of December 31, 2021, the total net outstanding balance under the leases was $269.5 million (2020: $281.3 million).
$629 Million Term Loan Facility
In February 2020, the Company, through five of its vessel owning subsidiaries, entered into a facility agreement with a syndicate of banks and the Export-Import Bank of Korea ("KEXIM") for a $629 million financing for five newbuildings that were scheduled for delivery in 2020 (the "$629 Million Term Loan Facility"). The facility is divided into a commercial bank loan of $250 million (the "Commercial Loan"), a KEXIM guaranteed loan, funded by commercial banks, of $189.1 million (the "KEXIM Guaranteed Loan") and a KEXIM direct loan of $189.9 million (the "KEXIM Direct Loan"). The facility includes an accordion option of up to $10 million per vessel subject acceptable long-term employment, which was utilized to increase the Commercial Loan on the Flex Artemis by $10 million in July 2020.
The Commercial Loan bears interest at LIBOR plus a margin of 2.35% per annum and has a final maturity date being the earlier of (i) five years from delivery of the final vessel or (ii) November 30, 2025. The KEXIM Guaranteed Loan bears interest at LIBOR plus a margin of 1.2% per annum and the KEXIM Direct Loan at LIBOR plus a margin of 2.25% per annum. The KEXIM Guaranteed Loan has a term of 6 years from delivery of each vessel and the KEXIM Direct Loan a term of 12 years from delivery of each vessel, provided however that these loans will mature at the same time as the Commercial Loan if the Commercial Loan has not been refinanced at terms acceptable to the lenders. The facility includes various financial covenants, as described below.
In the year ended December 31, 2020, the Company drew down $125.8 million in connection with the delivery of our seventh vessel, Flex Aurora and $135.8 million in connection with the delivery of our eighth vessel, Flex Artemis. The Company utilized an option under the facility to replace the newbuilding Flex Amber with the sister vessel Flex Vigilant, delivered in the second quarter of 2021. Additionally, the Company drew down $125.8 million in connection with the delivery of the Company's ninth vessel, Flex Resolute and $125.8 million in connection with the delivery of the Company's eleventh vessel, Flex Freedom, which was delivered January 1, 2021.
In May 2021, the Company drew down $123.3 million under the $629 million Facility upon delivery of our thirteenth newbuilding LNG carrier, Flex Vigilant.
As of December 31, 2021, the net outstanding balance under the facility was $602.1 million (2020: $502.8 million).
Flex Amber sale and leaseback
In June 2020, the Company, through one of its vessel owning subsidiaries, entered into a sale and leaseback transaction with an Asian based leasing house for the vessel, Flex Amber (the "Flex Amber Sale and Leaseback"). Under the terms of the transaction, the vessel was sold for a gross consideration of $206.5 million, with a net consideration to the Company of $156.4 million, adjusted for an advance hire of $50.1 million. The vessel has been chartered back on a bareboat basis for a period of ten years. The agreement includes fixed price purchase options, whereby the Company has options to re-purchase the vessel at or after the first anniversary of the agreement, and on each anniversary thereafter. At the end of the ten-year lease period, the Company has an obligation to purchase the vessel for a net purchase price of $69.5 million. The bareboat rate payable under the lease has a fixed element, treated as principal repayment, and a variable element based on LIBOR plus a margin of 3.20% per annum calculated on the principal outstanding under the lease. The facility includes various financial covenants, as described below.
As of December 31, 2021, the net outstanding balance under the lease was $146.0 million (2020: $154.4 million).
$125 Million Facility
In June 2020, the Company, through one of its vessel owning subsidiaries, entered into the $125 Million Facility for the financing of the vessel, Flex Volunteer, which was delivered in January 2021. The facility was divided into a $100 million term loan and a $25 million revolving credit facility. The facility bears interest at LIBOR plus a margin of 2.85% per annum and has a term of five years from delivery of the vessel. The facility included various financial covenants, as described below. In
January 2021, the Company drew down $100 million under the term loan tranche of the $125 Million Facility upon delivery of our twelfth newbuilding LNG carrier, Flex Volunteer.
As of December 31, 2021, the outstanding balance of $120.3 million under the $125 Million Facility agreement was prepaid in full following the execution of the Flex Volunteer Sale and Leaseback, as further described below.
Flex Volunteer Sale and Leaseback
In November 2021, the Company, through one of its vessel owning subsidiaries, entered into a sale and leaseback agreement with a Japanese based lessor for the vessel, Flex Volunteer (the "Flex Volunteer Sale and Leaseback"). The transaction was executed in December 2021, whereby the vessel was sold for a gross consideration of $215.0 million , with a net consideration to the Company of $160.0 million adjusted for a Charterers' down payment of $55.0 million. The agreement is treated as a financing arrangement for accounting purposes, whereby the net consideration received is considered the financed amount. The vessel has been chartered back on a bareboat charter basis for a period of 10 years with a fixed daily rate of hire rate, split as interest and principal repayments. At the end of the ten year bareboat charter period, the Company has the right to buy and the lessor has the right to sell the vessel for a consideration of $80.0 million. Upon closing of the transaction, a portion of the proceeds, $120.3 million, was used to prepay the outstanding balances under the $125 Million Facility, with the remaining balance of $37.7 million after fees and expenses, available for general corporate purposes.
As of December 31, 2021, the net outstanding balance under the lease was $157.4 million.
Loan covenants
Certain of our financing agreements discussed above, have, amongst other things, the following financial covenants, as amended or waived, which are tested quarterly, the most stringent of which require us (on a consolidated basis) to maintain:

• a book equity ratio of minimum 0.25 to 1.0;

• a positive working capital;

• minimum liquidity, including undrawn credit lines with a remaining term of at least six months, being the higher of:
(i) $25 million; and (ii) an amount equal to five percent (5%) of our total interest bearing financial indebtedness net of any cash and cash equivalents; and

•collateral maintenance test, ensuring that the aggregate value of the vessels making up the facility in question exceeds the aggregate value of the debt commitment outstanding.

As of December 31, 2021, all financial covenants have been met accordingly.